LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long Term Prepayment Deposits and Other Assets [Abstract]
Allowances for credit losses, non-current	$ 14,966	$ 14,989